Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

January 31, 2020

AEA-QTLY-0320
1.813062.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 0.0%
Blue Sky Alternative Investments Ltd. (a)(b)	347,682	$2
Bermuda - 0.6%
Haier Electronics Group Co. Ltd.	686,000	2,060,552
Cayman Islands - 24.6%
Alibaba Group Holding Ltd.	301,600	7,665,392
Bilibili, Inc. ADR (a)	173,900	3,747,545
CStone Pharmaceuticals Co. Ltd. (a)(c)	1,682,000	2,308,121
Frontage Holdings Corp. (a)(c)	3,448,000	1,706,548
Geely Automobile Holdings Ltd.	1,652,000	2,617,772
Hutchison China Meditech Ltd. sponsored ADR (a)(d)	80,900	1,986,095
International Housewares Retail Co. Ltd.	2,807,395	650,962
Kingsoft Corp. Ltd. (a)	625,800	1,891,224
Longfor Properties Co. Ltd. (c)	553,500	2,335,855
Meituan Dianping Class B (a)	351,956	4,455,705
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	41,400	5,032,170
Phoenix Tree Holdings Ltd. ADR (d)	58,300	754,402
Pinduoduo, Inc. ADR (a)	142,600	5,022,372
Shenzhou International Group Holdings Ltd.	202,708	2,679,764
Sino Biopharmaceutical Ltd.	748,000	987,791
SITC International Holdings Co. Ltd.	1,796,625	2,116,323
So-Young International, Inc. ADR (d)	137,300	1,668,195
TAL Education Group ADR (a)	112,000	5,588,800
Tencent Holdings Ltd.	712,960	34,001,208
Wise Talent Information Technology Co. Ltd. (a)	140,600	308,130
Wuxi Biologics (Cayman), Inc. (a)(c)	231,500	2,927,984
Zai Lab Ltd. ADR (a)	2,516	128,291

TOTAL CAYMAN ISLANDS		90,580,649

China - 11.7%
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	520,342	1,733,621
Contemporary Amperex Technology Co. Ltd.	139,600	2,548,863
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	113,988	1,731,254
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	223,308	2,320,895
Industrial & Commercial Bank of China Ltd. (H Shares)	2,722,000	1,806,791
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	426,800	1,834,036
Jinyu Bio-Technology Co. Ltd. (A Shares)	1,088,655	3,104,555
Kweichow Moutai Co. Ltd. (A Shares)	15,994	2,349,076
Pharmaron Beijing Co. Ltd. (A Shares)	250,118	2,127,479
Ping An Insurance Group Co. of China Ltd. (H Shares)	651,409	7,366,042
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	965,000	3,699,619
Shanghai Kindly Medical Instruments Co. Ltd. (H Shares)	301,400	1,355,080
Shenzhen Inovance Technology Co. Ltd. (A Shares)	629,100	2,599,426
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	92,606	2,440,366
WuXi AppTec Co. Ltd. (H Shares) (c)	168,600	2,042,143
Yunnan Baiyao Group Co. Ltd. (A Shares)	187,058	2,302,313
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	592,793	1,741,484

TOTAL CHINA		43,103,043

France - 0.4%
Beijing Kingsoft Office Software Co., Ltd. ELS (BNP Paribas Bank Warrant Program) Class A warrants 11/18/20 (a)(c)	57,400	1,443,753
Germany - 0.9%
Delivery Hero AG (a)(c)	43,400	3,351,003
Hong Kong - 6.7%
AIA Group Ltd.	1,469,750	14,563,677
China Overseas Land and Investment Ltd.	796,000	2,558,686
Hong Kong Exchanges and Clearing Ltd.	156,859	5,153,984
Sino Land Ltd.	1,791,022	2,440,872

TOTAL HONG KONG		24,717,219

India - 15.4%
Asian Paints Ltd.	71,700	1,796,747
Aster DM Healthcare Ltd. (a)(c)	412,000	947,599
Bajaj Finance Ltd.	66,700	4,054,419
Eicher Motors Ltd.	8,000	2,260,778
HDFC Asset Management Co. Ltd. (c)	56,460	2,495,804
HDFC Bank Ltd.	345,354	5,899,302
Housing Development Finance Corp. Ltd.	331,806	11,182,782
Indraprastha Gas Ltd. (a)	337,736	2,391,672
Kotak Mahindra Bank Ltd.	124,900	2,946,834
Maruti Suzuki India Ltd.	43,300	4,169,957
Oberoi Realty Ltd. (a)	309,107	2,354,406
Page Industries Ltd.	4,200	1,432,883
Petronet LNG Ltd.	426,833	1,587,539
Power Grid Corp. of India Ltd.	550,932	1,419,934
Reliance Industries Ltd.	398,396	7,836,448
Shree Cement Ltd.	7,200	2,312,896
TCNS Clothing Co. Ltd. (a)(c)	186,131	1,476,776

TOTAL INDIA		56,566,776

Indonesia - 2.8%
PT Bank Central Asia Tbk	2,893,023	6,836,275
PT Bank Rakyat Indonesia Tbk	11,023,645	3,583,842

TOTAL INDONESIA		10,420,117

Japan - 1.5%
Money Forward, Inc. (a)(e)	75,800	3,499,210
Zozo, Inc.	113,700	1,893,759

TOTAL JAPAN		5,392,969

Korea (South) - 13.1%
Kakao Corp.	18,230	2,394,720
LG Chemical Ltd.	12,233	3,399,197
Samsung Electronics Co. Ltd.	569,936	26,315,118
Samsung SDI Co. Ltd.	21,520	4,881,757
SK Hynix, Inc.	145,014	10,995,262

TOTAL KOREA (SOUTH)		47,986,054

Malaysia - 0.1%
Bursa Malaysia Bhd	286,545	386,882
Mauritius - 0.7%
MakeMyTrip Ltd. (a)	108,600	2,497,800
Multi-National - 1.5%
HKT Trust/HKT Ltd. unit	3,803,332	5,677,352
Netherlands - 1.0%
ASML Holding NV (Netherlands)	12,545	3,520,596
Philippines - 1.2%
Ayala Land, Inc.	2,610,364	2,116,504
Jollibee Food Corp.	629,400	2,352,360

TOTAL PHILIPPINES		4,468,864

Taiwan - 7.9%
Largan Precision Co. Ltd.	16,000	2,471,578
Micro-Star International Co. Ltd.	706,000	2,133,089
Taiwan Semiconductor Manufacturing Co. Ltd.	2,376,393	24,375,867

TOTAL TAIWAN		28,980,534

Thailand - 1.2%
Home Product Center PCL (For. Reg.)	4,801,267	2,240,032
Thai Beverage PCL	4,031,193	2,339,807

TOTAL THAILAND		4,579,839

United States of America - 4.7%
Broadcom, Inc.	5,600	1,708,896
DouYu International Holdings Ltd. ADR (d)	523,186	4,232,575
Lam Research Corp.	11,783	3,513,808
Micron Technology, Inc. (a)	113,100	6,004,479
ON Semiconductor Corp. (a)	81,400	1,884,410

TOTAL UNITED STATES OF AMERICA		17,344,168

Vietnam - 0.4%
Vietnam Dairy Products Corp.	301,700	1,399,208
TOTAL COMMON STOCKS
(Cost $270,307,498)		354,477,380

Nonconvertible Preferred Stocks - 1.4%
Korea (South) - 1.4%
Samsung Electronics Co. Ltd.
(Cost $4,618,268)	132,390	5,157,249

Money Market Funds - 4.5%
Fidelity Cash Central Fund 1.58% (f)	13,235,582	13,238,229
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	3,280,976	3,281,304
TOTAL MONEY MARKET FUNDS
(Cost $16,519,533)		16,519,533
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $291,445,299)		376,154,162
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(8,599,189)
NET ASSETS - 100%		$367,554,973

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,035,586 or 5.7% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,250
Fidelity Securities Lending Cash Central Fund	11,246
Total	$42,496

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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